                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   6/30/04

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Enterprise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2004.

       This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/04

                                A SHARES               B SHARES               C SHARES
                              since 1/07/54         since 12/20/91          since 7/20/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             11.53%      11.41%      7.55%       7.55%      6.27%       6.27%

10-year                      7.62        6.99       7.11        7.11       6.80        6.80

5-year                      -6.76       -7.87      -7.49       -7.70      -7.46       -7.46

1-year                      13.40        6.85      12.58        7.58      12.63       11.63

6-month                     -0.08       -5.80      -0.46       -5.43      -0.45       -1.45
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statement for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

Van Kampen Enterprise Fund is managed by the Adviser's Enterprise team.(1) Current members include Stephen L. Boyd, Managing Director of the Adviser; Mary Jayne Maly, Executive Director of the Adviser; and Thomas Copper, Vice President of the Adviser.

MARKET CONDITIONS

Volatility dominated U.S. stock markets during the past six months, as major stock indexes struggled to produce small gains. The broad stock market, as measured by the Standard & Poor's 500 Index, which includes both large-cap growth and large-cap value stocks, returned 3.44 percent. The Russell 1000 Growth Index, which measures large-cap growth stocks, advanced 2.74 percent. Both record-high oil prices and the anticipation of rising interest rates weighed on the markets.

Oil prices rose to more than $40 per barrel, pushing gasoline prices above $2.00 per gallon in many parts of the country and raising, at least temporarily, the fear of inflation. A combination of lower production by oil-producing countries and, in the U.S., precious little extra capacity among oil refiners to raise production, helped contribute to oil's price spike.

Fears about an eventual rise in interest rates dominated the market from the beginning of 2004, when a statement from the Federal Open Market Committee shifted its language to imply that rates, which had been steady for the past year at 1 percent, would soon begin to rise. That change, only one-quarter of 1 percent, did not occur until the last day of June, but the market fretted over the anticipated interest-rate hike for the entire six-month period.

The continued war in Iraq, fears of another terrorist strike in the U.S. and the pending presidential election also took a toll on the markets. Despite these fears, an economic recovery that began slowly became much stronger. Hundreds of thousands of new jobs were created in the first half of 2004. U.S. gross domestic product--the nation's combined output of goods and services--increased
3.9 percent during the first quarter of 2004, after a 4.1 percent rise the previous quarter. The Institute for Supply Management's manufacturing index stood at 61.1 percent in June. (A reading above 50 signifies growth in the manufacturing sector.)

PERFORMANCE ANALYSIS

The fund disappointed during the reporting period, with a -0.08 percent return for the six months ended June 30, 2004 (Class A shares unadjusted for sales charge). The fund underperformed its two benchmarks, the Russell 1000

(1)Team members may change at any time without notice.
 2

Growth Index and the Standard & Poor's 500 Index, which returned 2.74 percent and 3.44 percent, respectively.

Continuing on a trend that we have seen for some time now, lower-quality stocks outperformed the high-quality companies sought by this fund's investment style. Investors, seeking to maximize returns in a market that has fallen into a trading range, continued to chase companies that they perceived to have greater leverage to any potential market rallies. These types of companies tend to be more speculative and are often low quality. As a result, the valuations of high-quality stocks suffered, which hurt the fund's ability to generate positive results during the period.

Technology stocks were an area of weakness for the fund. At the end of 2003, we had locked in profits by trimming some of the fund's technology holdings, as many of these positions reached or exceeded our valuation targets. However, as many of these stocks continued to do well in 2004, the fund's underweight in this sector contributed to its underperformance relative to its benchmarks.

The fund also lost ground in its industrials holdings, which disappointed during the first half of the reporting period. Industrial companies typically begin to show growth later in an economic recovery, but interest-rate fears held back companies in this sector during the first three months of the year.

In terms of individual stocks, International Game Technology and Watson Pharmaceuticals detracted from the fund's overall performance. Investors became concerned with future earnings growth at both companies, and thus both stocks underperformed. Both stocks were sold. In addition, Microsoft outperformed the market during the period, but the fund's underweighted position in the stock meant that the fund did not capture all of that return.

Elsewhere, the fund sold disappointing Clear Channel Communications, a media and broadcasting company that has not overcome what is now a five-year advertising slump in traditional media. Other disappointing securities that were sold during the period included Bed Bath & Beyond, restaurant chains Brinker and Outback, and retailers Gap Stores and Staples.

On the positive side, pharmaceutical companies Teva Pharmaceuticals and Allergan performed well during the reporting period. Despite worries about drug reimportation, generic competition, and the new federal prescription-drug

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

----------------------------------------------------------------------
                                    RUSSELL 1000
      CLASS A   CLASS B   CLASS C   GROWTH INDEX   S&P 500 INDEX

      -0.08%    -0.46%    -0.45%       2.74%           3.44%
----------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

program for seniors, Teva and Allergan both had the business models necessary to survive that environment. Additionally, both companies showed promising current earnings growth.

Tyco International was another name that rebounded during the reporting period. The conglomerate emerged from its legal and accounting woes with a new, strong management team that has begun to divest itself of unprofitable businesses--a strategy that we believe could allow the company to show improved returns in the future.

While the retail segment of the consumer-discretionary sector disappointed, the fund's holdings in the travel-and-leisure portion of the sector were a bright spot. Both automobile and air travel have begun to return to their pre-September 11 levels, as both business and pleasure consumers began to travel more often. For example, Starwood Hotels and Resorts and Carnival were among the fund's top performers during the period. Occupancy is up in hotels and cruise ships, allowing companies in this sector to maintain--and even increase--pricing because of the renewed demand.

Toward the close of the period, in expectation of a rising interest-rate environment, we reduced the fund's holdings in both the industrial and financial sectors--two areas that are especially sensitive to interest-rate increases. We also added to the fund's consumer-staples and health-care exposure, as both sectors historically hold up well when rates rise. Nonetheless, as in all market environments, we will continue to monitor opportunities that we believe offer a combination of strong business fundamentals at an attractive valuation.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 6/30/04               TOP 10 INDUSTRIES AS OF 6/30/04
Pfizer, Inc                    4.1%         Pharmaceuticals                  12.0%
Microsoft Corp                 3.7          Communications Equipment          7.2
Tyco International, Ltd.       3.7          Systems Software                  7.2
Yahoo!, Inc                    3.0          Industrial Conglomerates          6.3
Intel Corp                     2.7          Hotels                            5.7
Cisco Systems, Inc             2.6          Semiconductors                    5.1
General Electric Co            2.6          Household Products                4.0
PepsiCo, Inc                   2.5          Biotechnology                     3.9
Carnival Corp                  2.3          Computer Hardware                 3.2
Teva Pharmaceutical Industries,             Diversified Banks                 3.1
  Ltd.                         2.2

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our website at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  96.3%
APPAREL & ACCESSORIES  0.7%
Coach, Inc. (a).............................................    285,000    $   12,879,150
                                                                           --------------

APPLICATION SOFTWARE  1.6%
SAP AG--ADR (Germany).......................................    654,000        27,343,740
                                                                           --------------

BIOTECHNOLOGY  3.7%
Amgen, Inc. (a).............................................    300,000        16,371,000
Biogen Idec, Inc. (a).......................................    299,000        18,911,750
Celgene Corp. (a)...........................................    310,000        17,750,600
ImClone Systems, Inc. (a)...................................    136,000        11,667,440
                                                                           --------------
                                                                               64,700,790
                                                                           --------------
BROADCASTING & CABLE TV  0.9%
EchoStar Communications Corp., Class A (a)..................    518,000        15,928,500
                                                                           --------------

CASINOS & GAMING  2.0%
Harrah's Entertainment, Inc. ...............................    634,000        34,299,400
                                                                           --------------

COMMUNICATIONS EQUIPMENT  6.9%
ADTRAN, Inc. ...............................................    311,500        10,394,755
Cisco Systems, Inc. (a).....................................  1,848,000        43,797,600
Comverse Technology, Inc. (a)...............................    905,000        18,045,700
Ericsson, Class B--ADR (Sweden).............................    554,000        16,575,680
Lucent Technologies, Inc. (a)...............................  4,665,000        17,633,700
QUALCOMM, Inc. .............................................     88,000         6,422,240
Research in Motion, Ltd. (Canada) (a).......................     99,000         6,775,560
                                                                           --------------
                                                                              119,645,235
                                                                           --------------
COMPUTER HARDWARE  3.1%
Dell, Inc. (a)..............................................    882,000        31,593,240
International Business Machines Corp. ......................    240,000        21,156,000
                                                                           --------------
                                                                               52,749,240
                                                                           --------------
COMPUTER STORAGE & PERIPHERALS  2.9%
EMC Corp. (a)...............................................  1,595,000        18,183,000
Lexmark International, Inc., Class A (a)....................    332,000        32,047,960
                                                                           --------------
                                                                               50,230,960
                                                                           --------------
CONSTRUCTION & FARM MACHINERY  1.6%
Deere & Co. ................................................    390,000        27,354,600
                                                                           --------------

CONSUMER FINANCE  1.4%
American Express Co. .......................................    480,000        24,662,400
                                                                           --------------

DATA PROCESSING & OUTSOURCING SERVICES  2.0%
Automatic Data Processing, Inc. ............................    386,000        16,165,680
SunGard Data Systems, Inc. (a)..............................    701,000        18,226,000
                                                                           --------------
                                                                               34,391,680
                                                                           --------------

See Notes to Financial Statements                                              7

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
DISTILLERS & VINTNERS  0.5%
Brown-Forman Corp., Class B.................................    187,000    $    9,026,490
                                                                           --------------

DIVERSIFIED BANKS  3.0%
Bank of America Corp. ......................................    354,000        29,955,480
Wells Fargo & Co. ..........................................    391,000        22,376,930
                                                                           --------------
                                                                               52,332,410
                                                                           --------------
DRUG RETAIL  1.0%
CVS Corp. ..................................................    414,000        17,396,280
                                                                           --------------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.3%
Mettler-Toledo International, Inc. (Switzerland) (a)........     95,000         4,668,300
                                                                           --------------

GENERAL MERCHANDISE STORES  1.0%
Target Corp. ...............................................    392,000        16,648,240
                                                                           --------------

HEALTH CARE EQUIPMENT  1.7%
St. Jude Medical, Inc. (a)..................................    125,000         9,456,250
Zimmer Holdings, Inc. (a)...................................    219,000        19,315,800
                                                                           --------------
                                                                               28,772,050
                                                                           --------------
HEALTH CARE SERVICES  1.0%
Caremark Rx, Inc. (a).......................................    550,000        18,117,000
                                                                           --------------

HOTELS  5.5%
Carnival Corp. .............................................    821,000        38,587,000
Marriott International, Inc., Class A.......................    686,000        34,217,680
Starwood Hotels & Resorts Worldwide, Inc. ..................    504,000        22,604,400
                                                                           --------------
                                                                               95,409,080
                                                                           --------------
HOUSEHOLD PRODUCTS  3.8%
Clorox Co. .................................................    406,000        21,834,680
Colgate-Palmolive Co. ......................................    353,000        20,632,850
Procter & Gamble Co. .......................................    432,000        23,518,080
                                                                           --------------
                                                                               65,985,610
                                                                           --------------
INDUSTRIAL CONGLOMERATES  6.1%
General Electric Co. .......................................  1,334,000        43,221,600
Tyco International, Ltd. (Bermuda)..........................  1,859,000        61,607,260
                                                                           --------------
                                                                              104,828,860
                                                                           --------------
INDUSTRIAL MACHINERY  2.1%
Danaher Corp. ..............................................    264,000        13,688,400
Ingersoll-Rand Co., Class A (Bermuda).......................    149,500        10,212,345
Pall Corp. .................................................    463,000        12,125,970
                                                                           --------------
                                                                               36,026,715
                                                                           --------------
INTEGRATED OIL & GAS  1.5%
BP PLC--ADR (United Kingdom)................................    323,000        17,303,110
Total SA--ADR (France)......................................     97,000         9,319,760
                                                                           --------------
                                                                               26,622,870
                                                                           --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES  0.8%
Amdocs, Ltd.--(Guernsey) (a)................................    612,000    $   14,339,160
                                                                           --------------

INTERNET SOFTWARE & SERVICES  2.8%
Yahoo!, Inc. (a)............................................  1,354,800        49,219,884
                                                                           --------------

INVESTMENT BANKING & BROKERAGE  1.4%
Merrill Lynch & Co., Inc. ..................................    457,000        24,668,860
                                                                           --------------

MANAGED HEALTH CARE  2.0%
Anthem, Inc. (a)............................................    196,000        17,553,760
UnitedHealth Group, Inc. ...................................    276,000        17,181,000
                                                                           --------------
                                                                               34,734,760
                                                                           --------------
MOVIES & ENTERTAINMENT  2.9%
News Corp., Ltd.--ADR (Australia)...........................    255,800         9,060,436
News Corp., Ltd.--ADR (Australia)...........................    710,000        23,344,800
Walt Disney Co. ............................................    680,000        17,333,200
                                                                           --------------
                                                                               49,738,436
                                                                           --------------
MULTI-LINE INSURANCE  1.6%
American International Group, Inc. .........................    376,000        26,801,280
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  1.3%
Halliburton Co. ............................................    722,000        21,847,720
                                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.3%
Citigroup, Inc. ............................................    372,000        17,298,000
JP Morgan Chase & Co. ......................................    580,000        22,486,600
                                                                           --------------
                                                                               39,784,600
                                                                           --------------
PERSONAL PRODUCTS  1.2%
Gillette Co. ...............................................    495,000        20,988,000
                                                                           --------------

PHARMACEUTICALS  11.5%
Allergan, Inc. .............................................    285,000        25,513,200
Eli Lilly & Co. ............................................    276,000        19,295,160
Johnson & Johnson...........................................    613,000        34,144,100
Pfizer, Inc. ...............................................  1,985,500        68,062,940
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........    540,000        36,336,600
Wyeth.......................................................    437,000        15,801,920
                                                                           --------------
                                                                              199,153,920
                                                                           --------------
SEMICONDUCTORS  4.9%
Analog Devices, Inc. .......................................    443,000        20,856,440
Intel Corp. ................................................  1,604,000        44,270,400
Linear Technology Corp. ....................................    494,000        19,498,180
                                                                           --------------
                                                                               84,625,020
                                                                           --------------
SOFT DRINKS  2.4%
PepsiCo, Inc. ..............................................    761,000        41,002,680
                                                                           --------------

See Notes to Financial Statements                                              9

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
SYSTEMS SOFTWARE  6.9%
Adobe Systems, Inc. ........................................    593,000    $   27,574,500
Microsoft Corp. ............................................  2,177,000        62,175,120
Oracle Corp. (a)............................................    388,000         4,628,840
VERITAS Software Corp. (a)..................................    901,000        24,957,700
                                                                           --------------
                                                                              119,336,160
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS 96.3%
  (Cost $1,497,930,701).................................................    1,666,260,080

REPURCHASE AGREEMENT  3.5%
State Street Bank & Trust Co. ($60,401,000 par
  collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of 1.35%, dated 06/30/04, to
  be sold on 07/01/04 at $60,403,265)
  (Cost $60,401,000)....................................................       60,401,000
                                                                           --------------

TOTAL INVESTMENTS 99.8%
  (Cost $1,558,331,701).................................................    1,726,661,080
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%.............................        3,935,257
                                                                           --------------

NET ASSETS  100.0%......................................................   $1,730,596,337
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $1,558,331,701).....................  $1,726,661,080
Receivables:
  Investments Sold..........................................      35,104,183
  Fund Shares Sold..........................................       1,454,363
  Dividends.................................................         684,670
  Interest..................................................           2,265
Other.......................................................         286,874
                                                              --------------
    Total Assets............................................   1,764,193,435
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      27,512,434
  Fund Shares Repurchased...................................       2,178,789
  Distributor and Affiliates................................       1,956,051
  Investment Advisory Fee...................................         677,228
  Custodian Bank............................................           1,446
Accrued Expenses............................................         954,475
Trustees' Deferred Compensation and Retirement Plans........         316,675
                                                              --------------
    Total Liabilities.......................................      33,597,098
                                                              --------------
NET ASSETS..................................................  $1,730,596,337
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $2,426,294,751
Net Unrealized Appreciation.................................     168,329,379
Accumulated Net Investment Loss.............................      (3,015,407)
Accumulated Net Realized Loss...............................    (861,012,386)
                                                              --------------
NET ASSETS..................................................  $1,730,596,337
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:...........................
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,263,280,876 and 106,630,531 shares of
    beneficial interest issued and outstanding).............  $        11.85
    Maximum sales charge (5.75%* of offering price).........             .72
                                                              --------------
    Maximum offering price to public........................  $        12.57
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $425,681,228 and 38,985,863 shares of
    beneficial interest issued and outstanding).............  $        10.92
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $41,634,233 and 3,765,939 shares of
    beneficial interest issued and outstanding).............  $        11.06
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $171,720)....  $  8,428,645
Interest....................................................       470,531
                                                              ------------
    Total Income............................................     8,899,176
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     4,208,022
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,550,806, $2,194,173 and $217,885,
  respectively).............................................     3,962,864
Shareholder Services........................................     2,899,587
Custody.....................................................        76,047
Legal.......................................................        35,316
Trustees' Fees and Related Expenses.........................        11,894
Other.......................................................       405,946
                                                              ------------
    Total Expenses..........................................    11,599,676
    Less Credits Earned on Cash Balances....................        10,812
                                                              ------------
    Net Expenses............................................    11,588,864
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (2,689,688)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 73,957,837
  Futures...................................................     2,933,998
                                                              ------------
Net Realized Gain...........................................    76,891,835
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   246,441,201
  End of the Period.........................................   168,329,379
                                                              ------------
Net Unrealized Depreciation During the Period...............   (78,111,822)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (1,219,987)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (3,909,675)
                                                              ============

 12                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2004      DECEMBER 31, 2003
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................   $   (2,689,688)     $   (6,151,651)
Net Realized Gain.....................................       76,891,835          21,312,494
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      (78,111,822)        359,519,946
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       (3,909,675)        374,680,789
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       97,980,354         208,822,917
Cost of Shares Repurchased............................     (157,560,811)       (391,195,780)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (59,580,457)       (182,372,863)
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      (63,490,132)        192,307,926
NET ASSETS:
Beginning of the Period...............................    1,794,086,469       1,601,778,543
                                                         --------------      --------------
End of the Period (Including accumulated net
  investment loss of $3,015,407 and $325,719,
  respectively).......................................   $1,730,596,337      $1,794,086,469
                                                         ==============      ==============

See Notes to Financial Statements                                             13

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                              ENDED                             YEAR ENDED DECEMBER 31,
CLASS A SHARES               JUNE 30,     --------------------------------------------------------------------
                               2004         2003            2002            2001            2000        1999
                            ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $  11.86     $   9.44        $  13.41        $  16.95        $  22.77    $  20.63
                             --------     --------        --------        --------        --------    --------
  Net Investment Loss......      (.01)(b)     (.02)(b)        (.01)(b)        (.02)           (.08)       (.03)
  Net Realized and
    Unrealized Gain/Loss...       -0-*        2.44           (3.96)          (3.50)          (3.17)       5.20
                             --------     --------        --------        --------        --------    --------
Total from Investment
  Operations...............      (.01)        2.42           (3.97)          (3.52)          (3.25)       5.17
Less Distributions from Net
  Realized Gain............       -0-          -0-             -0-             .02            2.57        3.03
                             --------     --------        --------        --------        --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $  11.85     $  11.86        $   9.44        $  13.41        $  16.95    $  22.77
                             ========     ========        ========        ========        ========    ========

Total Return (a)...........    -0.08%**     25.64%         -29.60%         -20.75%         -14.98%      26.56%
Net Assets at End of the
  Period (In millions).....  $1,263.3     $1,296.5        $1,152.9        $1,770.4        $2,293.4    $2,591.1
Ratio of Expenses to
  Average Net Assets.......     1.11%        1.15%           1.08%           1.05%            .89%        .91%
Ratio of Net Investment
  Loss to Average Net
  Assets...................     (.09%)       (.16%)          (.06%)          (.15%)          (.30%)      (.13%)
Portfolio Turnover.........       83%**       140%             93%             90%            117%        111%

 *  Amount is less than $.01.

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 14                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                             YEAR ENDED DECEMBER 31,
CLASS B SHARES                JUNE 30,     -------------------------------------------------------------------
                                2004        2003          2002           2001           2000            1999
                             ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $10.97      $ 8.80        $ 12.60        $ 16.05        $ 21.88        $  20.07
                               ------      ------        -------        -------        -------        --------
  Net Investment Loss.......     (.05)(b)    (.09)(b)       (.09)(b)       (.12)(b)       (.23)(b)        (.15)
  Net Realized and
    Unrealized Gain/Loss....      -0-*       2.26          (3.71)         (3.31)         (3.03)           4.99
                               ------      ------        -------        -------        -------        --------
Total from Investment
  Operations................     (.05)       2.17          (3.80)         (3.43)         (3.26)           4.84
Less Distributions from Net
  Realized Gain.............      -0-         -0-            -0-            .02           2.57            3.03
                               ------      ------        -------        -------        -------        --------
NET ASSET VALUE, END OF THE
  PERIOD....................   $10.92      $10.97        $  8.80        $ 12.60        $ 16.05        $  21.88
                               ======      ======        =======        =======        =======        ========

Total Return (a)............   -0.46%**    24.66%        -30.16%        -21.35%        -15.65%          25.54%
Net Assets at End of the
  Period (In millions)......   $425.7      $451.2        $ 403.2        $ 693.8        $ 976.5        $1,020.8
Ratio of Expenses to Average
  Net Assets................    1.88%       1.93%          1.85%          1.80%          1.67%           1.67%
Ratio of Net Investment Loss
  to Average Net Assets.....    (.86%)      (.93%)         (.83%)         (.91%)        (1.09%)          (.91%)
Portfolio Turnover..........      83%**      140%            93%            90%           117%            111%

 *  Amount is less than $.01.

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             15

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                        YEAR ENDED DECEMBER 31,
CLASS C SHARES                 JUNE 30,     ---------------------------------------------------------
                                 2004        2003        2002         2001         2000         1999
                              -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................   $11.11      $ 8.91      $ 12.76      $ 16.25      $ 22.09      $20.24
                                ------      ------      -------      -------      -------      ------
  Net Investment Loss........     (.05)(b)    (.09)(b)     (.09)(b)     (.12)(b)     (.21)(b)    (.14)
  Net Realized and Unrealized
    Gain/Loss................      -0-*       2.29        (3.76)       (3.35)       (3.06)       5.02
                                ------      ------      -------      -------      -------      ------
Total from Investment
  Operations.................     (.05)       2.20        (3.85)       (3.47)       (3.27)       4.88
Less Distributions from Net
  Realized Gain..............      -0-         -0-          -0-          .02         2.57        3.03
                                ------      ------      -------      -------      -------      ------
NET ASSET VALUE, END OF THE
  PERIOD.....................   $11.06      $11.11      $  8.91      $ 12.76      $ 16.25      $22.09
                                ======      ======      =======      =======      =======      ======

Total Return (a).............   -0.45%**    24.69%      -30.17%      -21.33%      -15.54%      25.59%
Net Assets at End of the
  Period (In millions).......   $ 41.6      $ 46.3      $  45.7      $  85.0      $ 124.2      $117.9
Ratio of Expenses to Average
  Net Assets (c).............    1.88%       1.93%        1.85%        1.80%        1.55%       1.68%
Ratio of Net Investment Loss
  to Average Net Assets......    (.86%)      (.93%)       (.83%)       (.91%)       (.96%)      (.90%)
Portfolio Turnover...........      83%**      140%          93%          90%         117%        111%

 *  Amount is less than $.01.

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2000.

 16                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Enterprise Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks. The Fund commenced investment operations on January 7, 1954. The distribution of the Fund's Class B and Class C Shares commenced on December 20, 1991 and July 20, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $891,044,617 which will expire between December 31, 2009 and December 31, 2011.

    At June 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,603,925,460
                                                              ==============
Gross tax unrealized appreciation...........................     142,560,468
Gross tax unrealized depreciation...........................     (19,824,848)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  122,735,620
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2004, the Fund's custody fee was reduced by $10,812 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     0.50%
Next $1 billion.............................................     0.45%
Next $1 billion.............................................     0.40%
Over $3 billion.............................................     0.35%

    For the six months ended June 30, 2004, the Fund recognized expenses of approximately $35,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $42,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2004, the Fund

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

recognized expenses of approximately $2,322,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $202,128 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2004. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $345,565.

3. CAPITAL TRANSACTIONS

At June 30, 2004, capital aggregated $1,553,339,234, $779,090,257, and
$93,865,260 for Classes A, B, and C, respectively. For the six months ended June 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    5,994,724    $  71,248,301
  Class B...................................................    2,131,588       23,426,098
  Class C...................................................      298,156        3,305,955
                                                              -----------    -------------
Total Sales.................................................    8,424,468    $  97,980,354
                                                              ===========    =============
Repurchases:
  Class A...................................................   (8,703,677)   $(103,023,436)
  Class B...................................................   (4,276,243)     (46,739,188)
  Class C...................................................     (704,126)      (7,798,187)
                                                              -----------    -------------
Total Repurchases...........................................  (13,684,046)   $(157,560,811)
                                                              ===========    =============

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    At December 31, 2003, capital aggregated $1,585,114,369, $802,403,347, and
$98,357,492 for Classes A, B, and C, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   15,360,433    $ 159,927,012
  Class B...................................................    4,531,369       43,298,424
  Class C...................................................      575,043        5,597,481
                                                              -----------    -------------
Total Sales.................................................   20,466,845    $ 208,822,917
                                                              ===========    =============
Repurchases:
  Class A...................................................  (28,168,068)   $(289,487,060)
  Class B...................................................   (9,228,112)     (86,988,094)
  Class C...................................................   (1,527,649)     (14,720,626)
                                                              -----------    -------------
Total Repurchases...........................................  (38,923,829)   $(391,195,780)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2004 and the year ended December 31, 2003, 236,580 and 204,938, Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2004 and the year ended December 31, 2003, 98,098 and 15,619 Class C Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

years of the purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $336,800 and CDSC on redeemed shares of approximately $243,400. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,389,567,330 and $1,406,277,341, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    Transactions in futures contracts for six months ended June 30, 2004, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2003............................     215
Futures Opened..............................................     -0-
Futures Closed..............................................    (215)
                                                                ----
Outstanding at June 30, 2004................................     -0-
                                                                ====

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $9,008,900 and $578,500 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended June 30, 2004, are payments retained by Van Kampen of approximately $1,780,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $79,600.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN ENTERPRISE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 12, 112, 212
                                                 ENT SAR 8/04 RN04-01526P-Y06/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Enterprise Fund

By:   /s/ Ronald E. Robison
     ----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

By:  /s/ James M. Dykas
     ----------------------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: August 19, 2004